Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Credit losses Splitted by Class of Financial instrument (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 9,981,687	$ 7,003,486
Loans and other financing [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	9,928,122	6,901,953
Loans commitment [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	23,200	23,514
Other financial assets [Member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	18,929	14,032
Other debt securities at amortized cost [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	5,472	63,701
Other debt securities at fair value through OCI [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	$ 5,964	$ 286